Investment Objectives and Goals	Jun. 27, 2025
REX-OSPREY(TM) ETH + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX-OSREY™ ETH + STAKING ETF
Objective [Heading]	Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
Objective, Primary [Text Block]	REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.
REX-OSPREY(TM) SOL + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX-OSREY™ SOL + STAKING ETF
Objective [Heading]	Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
Objective, Primary [Text Block]
REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.